Stock-Based Compensation (Details) - Schedule of stock-based compensation expense - Jasper Therapeutics, Inc. [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation (Details) - Schedule of stock-based compensation expense [Line Items]
General and administrative	$ 257	$ 380	$ 722	$ 6
Research and development	365	77	488
Total stock-based compensation expense	$ 622	$ 457	$ 1,210	$ 6